As filed with the Securities and Exchange Commission on July 18, 2012

1933 Act File No. 002-22019

1940 Act File No. 811-01241

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 137 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 110 ☒

EATON VANCE GROWTH TRUST
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

(617) 482-8260
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

The Prospectus (Part A) and Statement of Additional Information (Part B) for Eaton Vance Multi-Cap Growth Fund dated January 1, 2012, as previously filed electronically with the Securities and Exchange Commission on December 23, 2011 (Accession No. 0000940394-11-001393) are incorporated by reference into Parts A and B of this Post-Effective Amendment No. 137 to the Registration Statement of Eaton Vance Growth Trust (the “Amendment”), and Part A is hereby supplemented as indicated in the Amendment.  This Amendment is being filed to supplement the Prospectus and Statement of Additional Information to add Class I shares of the Fund, a series of the Registrant and to make certain other non-material changes.

EATON VANCE MULTI-CAP GROWTH FUND
Supplement to Prospectus dated January 1, 2012

1.  Any references to Multi-Cap Growth Portfolio should be changed to Eaton Vance Multi-Cap Growth Fund, except in the tables under “Financial Highlights” and as otherwise noted below.

2.  As of the date of this Supplement, Eaton Vance Multi-Cap Growth Fund now offers Class I Shares.

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summary” and reflects the addition of Class I shares and certain other changes:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 12 of this Prospectus and page 19 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A	Class B	Class C	Class I
Management Fees	0.63%	0.63%	0.63%	0.63%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses (estimated for Class I)	0.36%	0.36%	0.36%	0.36%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.25%	2.00%	2.00%	1.00%

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 695	$ 949	$ 1,222	$ 1,999	$ 695	$ 949	$ 1,222	$ 1,999
Class B shares	$ 703	$ 1,027	$ 1,278	$ 2,134	$ 203	$ 627	$ 1,078	$ 2,134
Class C shares	$ 303	$ 627	$ 1,078	$ 2,327	$ 203	$ 627	$ 1,078	$ 2,327
Class I shares	$ 102	$ 318	$ 552	$ 1,225	$ 102	$ 318	$ 552	$ 1,225

4.  The following paragraph is deleted from “Principal Investment Strategies” under “Fund Summary”:

The Fund currently invests its assets in Multi-Cap Growth Portfolio (the “Portfolio”), a separate registered investment company with the same investment objective and policies as the Fund.

5.  The following is added to the first paragraph under “Performance” in “Fund Summary”:

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

6.  The following replaces “Portfolio Managers” under “Management” in “Fund Summary”:

Kwang Kim, Vice President of BMR, has managed the Fund and Multi-Cap Growth Portfolio (the Portfolio the Fund previously invested in) since 2010.

Gerald I. Moore, Vice President of BMR, has managed the Fund and Multi-Cap Growth Portfolio (the Portfolio the Fund previously invested in) since 2010.

G. R. Nelson, Vice President of BMR, has managed the Fund and Multi-Cap Growth Portfolio (the Portfolio the Fund previously invested in) since 2010.

7.  The following replaces “Purchase and Sale of Fund Shares” under “Fund Summary”:

You may purchase, redeem or exchange Fund shares on any business day, which is any day the New York Stock Exchange is open for business. Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. You may purchase, redeem or exchange Fund shares either through your financial intermediary or directly from the Fund either by writing to Eaton Vance Funds, P.O. Box 9653, Providence, RI 02940-9653, or by calling 1-800-262-1122.  The minimum initial purchase or exchange into the Fund is $1,000 for each Class (with the exception of Class I) and $250,000 for Class I (waived in certain circumstances).  There is no minimum for subsequent investments.

8.  The following replaces the first two paragraphs under “Investment Objective & Principal Policies and Risks”:

The Fund is permitted to engage in the following investment practices to the extent set forth in “Fund Summary” above.

A statement of the investment objective and principal investment policies and risks of the Fund is set forth above in “Fund Summary".  Set forth below is additional information about such policies and risks of the Fund described in “Fund Summary” above. Information also is included about other types of investments and practices that the Fund may engage in from time to time.

9.  The following replaces the first six paragraphs and related table under “Management.” in “Management and Organization”:

Management.  The Fund’s investment adviser is Boston Management and Research (“BMR”), a subsidiary of Eaton Vance Management (“Eaton Vance”), with offices at Two International Place, Boston, MA 02110.  Eaton Vance has been managing assets since 1924 and managing mutual funds since 1931.  Eaton Vance and its affiliates currently manage over $185 billion on behalf of mutual funds, institutional clients and individuals.

Kwang Kim, Gerald I. Moore and G. R. Nelson are the portfolio managers of Multi-Cap Growth Fund and have served as portfolio managers of Multi-Cap Growth Portfolio (the Portfolio the Fund previously invested in) since November 2010.  Messrs. Kim and Nelson are Vice Presidents of Eaton Vance and BMR and have been analysts at Eaton Vance for more than five years.  Mr. Moore joined Eaton Vance in October 2010 and is currently a Vice President of Eaton Vance and BMR.  Prior to joining Eaton Vance, Mr. Moore was Managing Director/Senior Portfolio Manager (2007-2010) and Senior Vice President/Senior Portfolio Manager (2002-2006) at Putnam Investments.  All three portfolio managers manage other Eaton Vance portfolios.

The Statement of Additional Information provides additional information about each portfolio manager’s compensation, other accounts managed by each portfolio manager, and each portfolio manager’s ownership of Fund shares.

Under its investment advisory agreement with the Fund, BMR receives a monthly advisory fee as follows:

Average Daily Net Assets for the Month	Annual Fee Rate (for each level)
Up to and including $300 million	0.625%
Over $300 million	0.500%

For the fiscal year ended August 31, 2011, the effective annual rate of investment advisory fees paid to BMR, based on average daily net assets of Multi-Cap Growth Portfolio was 0.625%.

The Fund’s annual report provides information regarding the basis for the Trustees’ approval of the Portfolio’s investment advisory agreement.

10.  The following replaces the second paragraph in “Class A, Class B and Class C Shares” under “Purchasing Shares”:

You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (Eastern Time) for further information.  The minimum initial investment amount and Fund policy of redeeming accounts with low account balances are waived for bank automated investing accounts (other than for Class I), certain group purchase plans (including tax-deferred retirement and other pension plans and proprietary fee-based programs sponsored by financial intermediaries) and for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).

2

11.  The following is added to “Purchasing Shares”:

Class I Shares

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans).  Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers.  Your initial investment must be at least $250,000.  Subsequent investments of any amount may be made at any time, including through automatic investment each month or quarter from your bank account.  You may make automatic investments of $50 or more each month or each quarter from your bank account.  You can establish bank automated investing on the account application or by providing written instructions.  Please call 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (Eastern Time) for further information.

The minimum initial investment is waived for persons affiliated with Eaton Vance, its affiliates and certain Fund service providers (as described in the Statement of Additional Information).  The initial minimum investment also is waived for individual accounts of a financial intermediary that charges an ongoing fee for its services or offers Class I shares through a no-load network or platform (in each case, as described above), provided the aggregate value of such accounts invested in Class I shares is at least $250,000 (or is anticipated by the principal underwriter to reach $250,000) and for corporations, endowments, foundations and qualified plans with assets of at least $100 million.

Class I shares may be purchased through a financial intermediary or by requesting your bank to transmit immediately available funds (Federal Funds) by wire.  To make an initial investment by wire, you must complete an account application and telephone Eaton Vance Shareholder Services at 1-800-262-1122 to be assigned an account number.  You may request an account application by calling 1-800-262-1122 Monday through Friday, 8:00 a.m. to 6:00 p.m. (Eastern Time).  Shareholder Services must be advised by telephone of each additional investment by wire.

12.  The following is added to “Choosing a Share Class.” under “Purchasing Shares”:

Class I shares are offered to clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform.  Such clients may include individuals, corporations, endowments, foundations and qualified plans (as described above).  Class I shares are also offered to investment and institutional clients of Eaton Vance and its affiliates and certain persons affiliated with Eaton Vance and certain Fund service providers.  Class I shares do not pay distribution or service fees.

13.  The following replaces the last paragraph under “Reducing or Eliminating Class A Sales Charges.” in “Sales Charges”:

Class A shares are offered at net asset value (without a sales charge) to tax-deferred retirement plans and deferred compensation plans, and to clients of financial intermediaries who (i) charge an ongoing fee for advisory, investment, consulting or similar services; or (ii) have entered into an agreement with the principal underwriter to offer Class A shares through a no-load network, platform, or self-directed brokerage accounts that may or may not charge transaction fees to customers. Such clients may include individuals, corporations, endowments, foundations and pension plans (including tax-deferred retirement plans and profit sharing plans). Class A shares also are offered at net asset value to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance; and to certain fund service providers as described in the Statement of Additional Information. Class A shares may also be purchased at net asset value pursuant to the reinvestment privilege and exchange privilege and when distributions are reinvested. See “Shareholder Account Features” for details.

14.   The following replaces “Exchange Privilege.” in “Shareholder Account Features”:

Exchange Privilege. You may exchange your Fund shares for shares of the same Class of another Eaton Vance fund. Exchanges are made at net asset value. If your shares are subject to a CDSC, the CDSC will continue to apply to your new shares at the same CDSC rate. For purposes of the CDSC, your shares will continue to age from the date of your original purchase of Fund shares. Any class of shares of a fund may be exchanged for any other class of shares of that fund, provided that the shares being exchanged are no longer subject to a CDSC and the conditions for investing in the other class of shares described in the applicable prospectus are satisfied.

3

Before exchanging, you should read the prospectus of the new fund carefully. Exchanges are subject to the terms applicable to purchases of the new fund’s shares as set forth in its prospectus. If you wish to exchange shares, write to the transfer agent (see back cover for address), log on to your account at www.eatonvance.com or call 1-800-262-1122. Periodic automatic exchanges are also available. The exchange privilege may be changed or discontinued at any time. You will receive at least 60 days’ notice of any material change to the privilege. This privilege may not be used for “market timing” and may be terminated for market timing accounts or for any other reason. For additional information, see “Restrictions on Excessive Trading and Market Timing” under “Purchasing Shares.” Ordinarily exchanges between different funds are taxable transactions for federal tax purposes, while permitted exchanges of one class for shares of another class of the same fund are not. Shareholders should consult their tax advisors regarding the applicability of federal, state, local and other taxes to transactions in Fund shares.

15.  The following replaces the paragraph under “Financial Highlights” and the table is added to the Fund’s Financial Highlights table:

The financial highlights are intended to help you understand the Fund’s financial performance for the period(s) indicated.  Certain information in the tables reflects the financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all distributions at net asset value).  This information (except for the six months ended February 29, 2012) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and except that information for the year ended August 31, 2007 was audited by another independent registered public accounting firm.  The report of Deloitte & Touche LLP and the Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.  Financial Highlights information is not provided for Class I shares because it has not yet commenced operations prior to the date of this supplement.

	Six Months Ended February 29, 2012
	(Unaudited)
	Class A	Class B	Class C
Net asset value - Beginning of period	$7.540	$7.280	$7.260
Income (Loss) From Operations
Net investment loss(1)	$(0.017)	$(0.044)	$(0.044)
Net realized and unrealized gain (loss)	0.997	0.944	0.954
Total income (loss) from operations	$0.980	$0.900	$0.910
Net asset value - End of period	$8.520	$8.180	$8.170
Total Return(2)	13.00%(3)	12.52%(3)	12.53%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$126,876	$8,208	$20,139
Ratios (as a percentage of average daily net assets):
Expenses(4)	1.29%(5) (6)	2.04%(5) (6)	2.04%(5) (6)
Net investment loss	(0.44)%(5)	(1.19)%(5)	(1.19)%(5)
Portfolio Turnover of the Portfolio	38%(3)	38%(3)	38%(3)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)

Not annualized.

(4)

Includes the Fund’s share of the Portfolio’s allocated expenses.

(5)

Annualized.

(6)

The administrator of the Fund subsidized certain operating expenses (equal to 0.02% of average daily net assets for the six months ended February 29, 2012).  Absent this subsidy, total return would have been lower.

July 18, 2012	6031-7/12 GGFPS1

4

EATON VANCE MULTI-CAP GROWTH FUND
Supplement to Statement of Additional Information dated January 1, 2012

1.  Any references to Multi-Cap Growth Portfolio should be changed to Eaton Vance Multi-Cap Growth Fund, except in the context of historical financial information.

2.  The notation for “Fund Investing in a Portfolio” in the table under “Strategies and Risks” should be deleted.

3.  The following is added to “Purchasing and Redeeming Shares”:

Class I Share Purchases.  Class I shares are available for purchase by clients of financial intermediaries who (i) charge such clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with the principal underwriter to offer Class I shares through a no-load network or platform. Such clients may include individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Class I shares also are offered to investment and institutional clients of Eaton Vance and its affiliates; certain persons affiliated with Eaton Vance and certain Fund service providers; current and retired Directors and Trustees of Eaton Vance funds; employees of Eaton Vance and its affiliates and such persons’ spouses, parents, siblings and lineal descendants and their beneficial accounts.

4.  The following Appendix is added:

Class I Performance and Ownership

No performance or ownership information is shown for Class I shares because they have not been offered prior to the date of this supplement.

July 18, 2012

PART C - OTHER INFORMATION

Item 28.	Exhibits (with inapplicable items omitted)

(a)	(1)	Declaration of Trust dated May 25, 1989, filed as Exhibit (1)(a) to Post-Effective Amendment No. 59 filed August 16, 1995 (Accession No. 0000950156-95-000600) and incorporated herein by reference.
	(2)	Amendment to the Declaration of Trust dated August 18, 1992 filed as Exhibit (1)(b) to Post-Effective Amendment No. 59 filed August 16, 1995 and incorporated herein by reference.
	(3)

Amendment to the Declaration of Trust dated June 23, 1997 filed as Exhibit (1)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 (Accession No. 0000950156-97-000646) and incorporated herein by reference.

	(4)

Amendment to the Declaration of Trust dated August 11, 2008 filed as Exhibit (a)(4) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(5)

Amendment to Declaration of Trust dated November 14, 2011 filed as Exhibit (a)(5) to Post-Effective Amendment No. 125 filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.

	(6)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated April 23, 2012 filed herewith.
(b)		Amended and Restated By-Laws of Eaton Vance Growth Trust adopted April 23, 2012 filed herewith.
(c)		Reference is made to Item 28(a) and 28(b) above.
(d)	(1)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein Multi-Market Equity Strategy Fund, and Eaton Vance Management dated August 9, 2010 filed as Exhibit (d)(3) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

	(2)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC dated August 9, 2010 filed as Exhibit (d)(4) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

	(3)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Growth Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(5) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

	(4)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Focused Value Opportunities Fund and Eaton Vance Management dated March 7, 2011 filed as Exhibit (d)(6) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

	(5)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Richard Bernstein All Asset Strategy Fund, and Eaton Vance Management dated September 30, 2011 filed as Exhibit (d)(7) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(6)

Investment Sub-Advisory Agreement between Eaton Vance Management and Richard Bernstein Advisors LLC dated September 30, 2011 filed as Exhibit (d)(8) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(7)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Atlanta Capital Select Equity Fund, and Eaton Vance Management dated December 30, 2011 filed as Exhibit (d)(9) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

	(8)

Investment Sub-Advisory Agreement between Eaton Vance Management and Atlanta Capital Management Company, LLC dated December 30, 2011 filed as Exhibit (d)(10) to Post-Effective Amendment No. 126 filed December 23, 2011 (Accession No. 0000940394-11-001429) and incorporated herein by reference.

	(9)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Global Natural Resources Fund, and Eaton Vance Management dated April 30, 2012 filed as Exhibit (d)(11) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

	(10)

Investment Sub-Advisory Agreement between Eaton Vance Management and AGF Investments America Inc. dated April 30, 2012 filed as Exhibit (d)(12) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

	(11)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Emerging Markets Equity Fund, and Eaton Vance Management dated ____________ to be filed by Amendment.

	(12)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance Global Equity Fund, and Eaton Vance Management dated ____________ to be filed by Amendment.
	(13)

Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance International Equity Fund, and Eaton Vance Management dated ____________ to be filed by Amendment.

	(14)		Investment Advisory and Administrative Agreement between Eaton Vance Growth Trust, on behalf of Eaton Vance U.S. Equity Fund, and Eaton Vance Management dated ____________ to be filed by Amendment.
(e)	(1)	(a)

Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective August 9, 2010 with attached Schedules A and B dated August 9, 2010 filed as Exhibit (e)(1) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

		(b)

Amended Schedule B dated September 30, 2011 to the Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. filed as Exhibit (e)(1)(b) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(2)

Amendment dated April 23, 2012 to the Amended and Restated Distribution Agreement between Eaton Vance Growth Trust and Eaton Vance Distributors, Inc. effective August 9, 2010 filed as Exhibit (e)(2) to Post-Effective Amendment No. 134 filed June 15, 2012 (Accession No. 0000940394-12-000682) and incorporated herein by reference.

	(3)

Selling Group Agreement between Eaton Vance Distributors, Inc. and Authorized Dealers filed as Exhibit (e)(2) to Post-Effective Amendment No. 85 filed to the Registration Statement of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed April 26, 2007 (Accession No. 0000940394-07-000430) and incorporated herein by reference.

(f)

The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the Registrant to enter into deferred compensation arrangements with its independent Trustees.  See in the Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(g)	(1)

Master Custodian Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(1) to Post-Effective Amendment No. 125 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 30, 2010 (Accession No. 0000940394-10-001163) and incorporated herein by reference.

	(2)

Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(2) to Post-Effective Amendment No. 108 of Eaton Vance Special Investment Trust (File Nos. 2-27962, 811-1545) filed September 27, 2010 (Accession No. 0000940394-10-001000) and incorporated herein by reference.

	(3)

Amendment Number 1 dated May 16, 2012 to Amended and Restated Services Agreement with State Street Bank & Trust Company dated September 1, 2010 filed as Exhibit (g)(3) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

(h)	(1)

Amended and Restated Administrative Services Agreement between Eaton Vance Growth Trust on behalf of its series listed on Appendix A and Eaton Vance Management dated May 1, 2012 filed as Exhibit (h)(1) to Post-Effective Amendment No. 135 filed June 28, 2012 (Accession No. 0000940394-12-000792) and incorporated herein by reference.

	(2)

Transfer Agency and Shareholder Services Agreement effective September 1, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(3)

Sub-Transfer Agency Services Agreement effective September 1, 2011 between BNY Mellon Investment Servicing (US) Inc. and Eaton Vance Management filed as Exhibit (h)(5) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(4)	(a)

Expense Waivers/Reimbursements Agreement between Eaton Vance Management and each of the Trusts (on behalf of certain of their series) listed on Schedule A dated August 17, 2011 filed as Exhibit (h)(4) to Post-Effective Amendment No. 133 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 28, 2011 (Accession No. 0000940394-11-001253) and incorporated herein by reference.

		(b)

Amended Schedule A effective June 30, 2012 to the Expense Waivers/Reimbursements Agreement dated August 17, 2011 filed as Exhibit (h)(4)(b) to Post-Effective Amendment No. 135 filed June 28, 2012 (Accession No. 0000940394-12-000792) and incorporated herein by reference.

(i)			Opinion of Internal Counsel dated July 18, 2012 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Eaton Vance Multi-Cap Growth Fund dated July 18, 2012 filed herewith.
(m)	(1)	(a)

Eaton Vance Growth Trust Class A Distribution Plan adopted June 23, 1997 and Amended April 24, 2006 with attached Schedule A filed as Exhibit (m)(1) to Post-Effective Amendment No. 95 filed October 30, 2006 (accession No. 0000940394-06-000845) and incorporated herein by reference.

		(b)	Amended Schedule A to Eaton Vance Growth Trust Class A Distribution Plan effective _________ to be filed by Amendment.
(2)

Eaton Vance Growth Trust Class A Distribution Plan adopted April 28, 2011 with attached Schedule A effective April 28, 2011 filed as Exhibit (m)(3) to Post-Effective Amendment No. 118 filed May 2, 2011 (Accession No. 0000940394-11-000539) and incorporated herein by reference.

(3)

Eaton Vance Growth Trust Class B Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(c) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

	(4)	(a)

Eaton Vance Growth Trust Class C Distribution Plan adopted June 23, 1997 with attached Schedule A effective June 23, 1997 filed as Exhibit (15)(d) to Post-Effective Amendment No. 68 filed August 25, 1997 and incorporated herein by reference.

(b)

Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective August 10, 2009 filed as Exhibit (m)(4)(b) to Post-Effective Amendment No. 105 filed September 29, 2009 (Accession No. 0000940394-09-000758) and incorporated herein by reference.

	(5)	(a)

Eaton Vance Growth Trust Class C Distribution Plan adopted August 9, 2010 with attached Schedule A effective August 9, 2010 filed as Exhibit (m)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

		(b)	Amended Schedule A to Eaton Vance Growth Trust Class C Distribution Plan effective ________ to be filed by Amendment.
(6)

Eaton Vance Growth Trust Class D Distribution Plan adopted December 11, 2000 with attached Schedule A filed as Exhibit (m)(5) to Post-Effective Amendment No. 76 filed January 22, 2001 (Accession No. 0000940394-01-500025) and incorporated herein by reference.

	(7)	(a)

Eaton Vance Growth Trust Class R Distribution Plan adopted December 10, 2001 with attached Schedule A filed as Exhibit (m)(6) to Post-Effective Amendment No. 78 filed December 21, 2001 and incorporated herein by reference.

(b)

Amended Schedule A effective June 15, 2009 to Eaton Vance Growth Trust Class R Distribution Plan filed as Exhibit (m)(6)(b) to Post-Effective Amendment No. 104 filed July 30, 2009 (Accession No. 0000940394-09-000578) and incorporated herein by reference.

(n)	(1)

Amended and Restated Multiple Class Plan for Eaton Vance Funds dated August 6, 2007 filed as Exhibit (n) to Post-Effective Amendment No. 128 of Eaton Vance Mutual Funds Trust (File Nos. 2-90946 and 811-4015) filed August 10, 2007 (Accession No. 0000940394-07-000956) and incorporated herein by reference.

	(2)		Schedule A effective _________ to Amended and Restated Multiple Class Plan to be filed by Amendment.

	(3)	Schedule B effective _________ to Amended and Restated Multiple Class Plan to be filed by Amendment.
	(4)	Schedule C effective _________ to Amended and Restated Multiple Class Plan to be filed by Amendment.
(p)	(1)

Code of Ethics adopted by the Eaton Vance Entities and the Eaton Vance Funds effective September 1, 2000, as revised June 1, 2012 filed as Exhibit (p) to Post-Effective Amendment No. 39 of Eaton Vance Municipals Trust II (File Nos. 033-71320, 811-08134) filed May 29, 2012 (Accession No. 0000940394-12-000641) and incorporated herein by reference.

	(2)

Code of Ethics adopted by Lloyd George Management Group, which includes:  Lloyd George Management (BVI) Ltd, Lloyd George Investment Management (Bermuda) Ltd, Lloyd George Management (Hong Kong) Ltd, Lloyd George Investment Management (Hong Kong) Limited, Lloyd George Management (Europe) Ltd, Lloyd George Management (Singapore) Pte Ltd and the LGM Funds effective October 2008 filed as Exhibit (p)(2) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

	(3)

Amended and Restated Code of Ethics dated March 23, 2011 adopted by OrbiMed Advisors, LLC filed as Exhibit (p)(3) to Post-Effective Amendment No. 121 filed September 29, 2011 (Accession No. 0000940394-11-001076) and incorporated herein by reference.

	(4)

Code of Business Conduct and Ethics adopted by Atlanta Capital Management Company, LLC effective January 1, 2006 as revised January 1, 2011 filed as Exhibit (p)(2) to Post-Effective Amendment No. 178 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 17, 2011 (Accession No. 0000940394-11-000993) and incorporated herein by reference.

	(5)

Code of Ethics adopted by Parametric Portfolio Associates effective January 2, 2006 as revised January 31, 2011 filed as Exhibit (p)(4) to Post-Effective Amendment No. 178 of Eaton Vance Mutual Funds Trust (File Nos. 02-90946, 811-4015) filed August 17, 2011 (Accession No. 0000940394-11-000993) and incorporated herein by reference.

	(6)

Code of Ethics adopted August, 2010 by Richard Bernstein Advisors LLC updated October, 2010 filed as Exhibit (p)(7) to Post-Effective Amendment No. 111 filed October 12, 2010 (Accession No. 0000940394-10-001024) and incorporated herein by reference.

	(7)

Code of Business Conduct, Ethics and Personal Trading adopted by AGF Investments America Inc. effective February 16, 2012 filed as Exhibit (p)(8) to Post-Effective Amendment No. 132 filed April 27, 2012 (Accession No. 0000940394-12-000499) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q) to Post-Effective Amendment No. 102 of Eaton Vance Municipals Trust (File Nos. 33-572, 811-4409) filed November 29, 2005 (Accession No. 0000940394-05-001357) and incorporated herein by reference.

	(2)

Power of Attorney for the President of Eaton Vance Growth Trust dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No. 0000940394-06-000125) and incorporated herein by reference.

	(3)

Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China Growth Portfolio, Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio and Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(2) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(4)

Power of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Greater China Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(3) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(5)

Power of Attorney for Global Growth Portfolio and Growth Portfolio dated November 1, 2005 filed as Exhibit (q)(4) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(6)

Powers of Attorney for Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(5) to Post-Effective Amendment No. 93 filed December 23, 2005 (Accession No. 0000940394-05-001402) and incorporated herein by reference.

(7)

Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio, Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide Health Sciences Portfolio dated November 1, 2005 filed as Exhibit (q)(7) to Post-Effective Amendment No. 94 filed January 27, 2006 (Accession No. 0000940394-06-000125) and incorporated herein by reference.

(8)

Powers of Attorney for Eaton Vance Growth Trust dated April 23, 2007 filed as Exhibit (q)(8) to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and incorporated herein by reference.

(9)

Powers of Attorney for Asian Small Companies Portfolio, Global Growth Portfolio, Growth Portfolio, Greater China Growth Portfolio, Large-Cap Growth Portfolio, Small-Cap Portfolio, and Worldwide Health Sciences Portfolio dated April 23, 2007 filed as Exhibit (q)(9) to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and incorporated herein by reference.

(10)

Power of Attorney for Eaton Vance Growth Trust dated November 12, 2007 filed as Exhibit (q)(10) to Post-Effective Amendment No. 99 filed December 20, 2007 (Accession No. 0000940394-07-002090) and incorporated herein by reference.

(11)

Power of Attorney for Eaton Vance Growth Trust dated January 1, 2008 filed as Exhibit (q)(11) to Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No. 0000940394-08-000061) and incorporated herein by reference.

(12)

Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated January 1, 2008 filed as Exhibit (q)(12) to Post-Effective Amendment No. 100 filed January 24, 2008 (Accession No. 0000940394-08-000061) and incorporated herein by reference.

(13)

Power of Attorney for Eaton Vance Growth Trust dated November 17, 2008 filed as Exhibit (q)(13) to Post-Effective Amendment No. 102 filed December 24, 2008 (Accession No. 0000940394-08-001633) and incorporated herein by reference.

(14)

Power of Attorney for Large-Cap Portfolio and SMID-Cap Portfolio dated November 17, 2008 filed as Exhibit (q)(14) to Post-Effective Amendment No. 103 filed January 26, 2009 (Accession No. 0000940394-09-000040) and incorporated herein by reference.

(15)

Power of Attorney for Eaton Vance Growth Trust dated February 7, 2011 filed as Exhibit (q)(15) to Post-Effective Amendment No. 116 filed March 7, 2011 (Accession No. 0000940394-11-000350) and incorporated herein by reference.

(16)

Power of Attorney for Eaton Vance Growth Trust dated October 17, 2011 filed as Exhibit (q)(16) to Post-Effective Amendment No. 124 filed October 31, 2011 (Accession No. 0000940394-11-001164) and incorporated herein by reference.

(17)

Powers of Attorney for Asian Small Companies Portfolio, Focused Growth Portfolio, Global Growth Portfolio, Greater China Growth Portfolio, Multi-Cap Growth Portfolio, SMID-Cap Portfolio and Worldwide Health Sciences Portfolio dated October 17, 2011 filed as Exhibit (q)(17) to Post-Effective Amendment No. 124 filed October 31, 2011 (Accession No. 0000940394-11-001164) and incorporated herein by reference.

(18)

Power of Attorney for Eaton Vance Growth Trust dated November 14, 2011 filed as Exhibit (q)(18) to Post-Effective Amendment No. 125 filed December 22, 2011 (Accession No. 0000940394-11-001393) and incorporated herein by reference.

Item 29.	Persons Controlled by or Under Common Control

Not applicable

Item 30.	Indemnification

Article IV of the Registrant’s Declaration of Trust permits Trustee and officer indemnification by By-Law, contract and vote.  Article XI of the By-Laws contains indemnification provisions.  Registrant’s Trustees and officers are insured under a standard mutual fund errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such.

The distribution agreement of the Registrant also provides for reciprocal indemnity of the principal underwriter, on the one hand, and the Trustees and officers, on the other.

Item 31.	Business and other Connections of Investment Advisers

Reference is made to: (i) the information set forth under the caption “Management and Organization” in the Statement of Additional Information; (ii) the Eaton Vance Corp. Form 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) and Boston Management and Research (File No. 801-43127) filed with the Commission, all of which are incorporated herein by reference.

Item 32.	Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Eaton Vance Growth Trust Eaton Vance Investment Trust Eaton Vance Managed Income Term Trust Eaton Vance Municipals Trust Eaton Vance Municipals Trust II	Eaton Vance Mutual Funds Trust Eaton Vance Series Fund, Inc. Eaton Vance Series Trust II Eaton Vance Special Investment Trust Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Michelle Baran	Vice President	None
Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Mark Burkhard	Vice President	None
Peter Campagna	Vice President	None
Eric Caplinger	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Michael Clark	Vice President	None
Randy Clark	Vice President	None
Adam Cole	Vice President	None
Eric Cooper	Vice President	None
Tyler Cortelezzi	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Rob Curtis	Vice President	None
Russell E. Curtis	Vice President and Chief Operations Officer	None
Kevin Dachille	Vice President	None
Kevin Darrow	Vice President	None
Drew Devereaux	Vice President	None
Derek Devine	Vice President	None
Todd Dickinson	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None

Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	Trustee
James Foley	Vice President	None
J. Timothy Ford	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Sheri Gilchrist	Vice President	None
Hugh S. Gilmartin	Vice President	None
Charles Glovsky	Vice President	None
Bradford Godfrey	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Peter Hartman	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Elizabeth Johnson	Vice President	None
Steve Jones	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Paul Leonardo	Vice President	None
Lauren Loehning	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None

Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None
Judy Snow May	Vice President	None
Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
Andy McClelland	Vice President	None
Dave McDonald	Vice President	None
Tim McEwen	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
Don Murphy	Vice President	None
James A. Naughton	Vice President	None
Matthew Navins	Vice President	None
Mark D. Nelson	Vice President	None
Scott Nelson	Vice President	None
Linda D. Newkirk	Vice President	None
Paul Nicely	Vice President	None
Paul Nobile	Senior Vice President	None
Andrew Ogren	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Greg Piaseckyj	Vice President	None
Steve Pietricola	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
James Queen	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
Scott Ruddick	Senior Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None

Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
Kerry Smith	Vice President	None
Jamie Smoller	Vice President	None
Bill Squadroni	Vice President	None
David Stokkink	Vice President	None
Ralph Studley	Vice President	None
Mike Sullivan	Vice President	None
Frank Sweeney	Vice President	None
Gigi Szekely	Vice President and Chief Compliance Officer	None
Brian Taranto	Vice President and Chief Administrative Officer	None
Stefan Thielen	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Greg Walsh	Vice President	None
Stan Weiland	Vice President	None
Collin Weir	Vice President	Nonef
Greg Whitehead	Vice President	None
Steve Widder	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
John Young	Vice President	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.	Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, MA 01581-5120, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser or sub-adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management and Boston Management and Research, both located at Two International Place, Boston, MA 02110, Lloyd George Management (Hong Kong) Limited located at Suite 3808, One Exchange Square, Central, Hong Kong, OrbiMed Advisors LLC located at 601 Lexington Avenue, 54th Floor, New York, NY 10022, Atlanta Capital Management Company, LLC located at 1075 Peachtree Street NE, Suite 2100, Atlanta, GA 30309, Richard Bernstein Advisors LLC located at 520 Madison Avenue, 28th Floor, New York, NY 10022 and AGF Investments America Inc. located at 66 Wellington Street, W, 33rd Floor, Toronto, Canada M5K 1E9.

Item 34.	Management Services

Not applicable

Item 35.	Undertakings

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on July 18, 2012.

EATON VANCE GROWTH TRUST
By:	/s/ Duncan W. Richardson
Duncan W. Richardson, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on July 18, 2012.

Signature	Title

/s/ Duncan W. Richardson	President (Chief Executive Officer)
Duncan W. Richardson

/s/ Barbara E. Campbell	Treasurer (Principal Financial and Accounting Officer)
Barbara E. Campbell

Signature	Title	Signature	Title

Scott E. Eston*	Trustee	Ronald A. Pearlman*	Trustee
Scott E. Eston		Ronald A. Pearlman

Benjamin C. Esty*	Trustee	Helen Frame Peters*	Trustee
Benjamin C. Esty		Helen Frame Peters

Thomas E. Faust Jr.*	Trustee	Lynn A. Stout*	Trustee
Thomas E. Faust Jr.		Lynn A. Stout

Allen R. Freedman*	Trustee	Harriett Tee Taggart*	Trustee
Allen R. Freedman		Harriett Tee Taggart

William H. Park*	Trustee	Ralph F. Verni*	Trustee
William H. Park		Ralph F. Verni

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.		Description
(a)	(6)	Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest, Without Par Value, as amended and restated April 23, 2012
(b)		Amended and Restated By-Laws of Eaton Vance Growth Trust adopted April 23, 2012
(i)		Opinion of Internal Counsel dated July 18, 2012
(j)		Consent of Independent Registered Public Accounting Firm for Eaton Vance Multi-Cap Growth Fund dated July 18, 2012